UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23984

Callodine Specialty Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and Address of Agent for Service)

Copies to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Callodine Specialty Income Fund

Semi-Annual Report

For the six months ended, June 30, 2026 (Unaudited)

CALLODINE SPECIALTY INCOME FUND Consolidated Schedule of Investments As of June 30, 2026 (Unaudited)
Description	Country	Index and Spread	Interest Rate	Maturity Date	Shares/ Contracts/ Principal	Value
Asset-Backed Securities – 0.27%
Diversified Financial Services – 0.27%
Velocity SBA Loan Trust 2026-1(1)(2)	United States	30 – Day SOFR Average + 2.50%	6.11%	01/20/2051	$206,985	$204,327
Total Asset-Backed Securities (Cost $204,209)						204,327

Bank Loans – 70.90%
Airlines – 6.71%
Lasair Stampede DAC PPN(3)(4)(5)(6)(7)	United States			08/31/2030	5,071,017	5,073,052

Commercial Services – 12.72%
BMP Kaytdid Holdco Term Loan(4)(5)	United States		13.00%	03/13/2031	4,750,000	4,659,153
Magnit Corporation Term Loan(2)(4)(5)	United States	3 – Month SOFR + 5.75%	9.48%	06/01/2029	5,000,000	4,953,562
						9,612,715
Engineering & Construction – 4.28%
Berry GP Term Loan(2)(4)(5)	United States	3 – Month SOFR + 7.50%	11.23%	05/08/2028	3,319,523	3,235,339

Entertainment – 0.39%
Antifragile Equity Partners Term Loan(4)(5)	United States		11.00%	04/17/2031	302,318	297,926

Machinery-Diversified – 3.24%
Sylhan/Mod-A-Can Term Loan(4)(5)	United States		15.00%	10/07/2031	2,500,000	2,451,361

Media – 6.17%
Mister Film Financing Term Loan(4)(5)(8)	United States			07/12/2027	2,527,000	2,211,973
Obsidian Media Credit Term Loan(2)(4)(5)	United States	3 – Month SOFR + 8.00%	11.73%	06/30/2031	2,500,000	2,450,019
						4,661,992
Metal Fabricate/Hardware – 4.32%
Fidelium Beteiligung Term Loan(2)(4)(5)	Germany	3 – Month Euribor + 7.50%	9.79%	06/30/2029	2,900,000	3,265,730

Miscellaneous Manufacturing – 6.51%
Formex Holdings LLC Term Loan(2)(4)(5)	United States	3 – Month SOFR + 9.00%	12.73%	02/10/2029	5,000,000	4,921,041

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Consolidated Schedule of Investments (Continued) As of June 30, 2026 (Unaudited)
Description	Country	Index and Spread	Interest Rate	Maturity Date	Shares/ Contracts/ Principal	Value
Retail – 14.49%
Blazing Star Parent Term Loan(2)(4)(5)	United States	3 – Month SOFR + 7.00%	10.67%	08/28/2030	$1,962,500	$1,935,328
Northern Tool & Equipment Term Loan(2)(4)(5)	United States	3 – Month SOFR + 7.00%	10.73%	01/26/2029	2,468,750	2,438,658
Rona, Inc. Term Loan(4)(5)	Canada		11.12%	05/13/2031	4,500,000	3,089,136
Vara Salon Suites Term Loan(4)(5)(9)	United States		14.00%	09/30/2030	3,525,218	3,489,614
						10,952,736
Software – 5.91%
DarioHealth Term Loan(2)(4)(5)(10)	United States	3 – Month SOFR + 7.75%	11.41%	04/30/2030	4,642,857	4,467,949

Transportation – 6.16%
Columbia Helicopters Term Loan(2)(4)(5)	United States	3 – Month SOFR + 6.75%	10.48%	05/09/2029	4,691,637	4,659,117
Total Bank Loans (Cost $53,812,873)						53,598,958

Commercial Mortgage-Backed Security – 0.39%
Diversified Financial Services – 0.39%
Velocity Commercial Capital Loan Trust 2026-1(1)	United States		8.48%	02/25/2056	298,469	292,565
Total Commercial Mortgage-Backed Security (Cost $298,421)						292,565

Common Stocks – 3.22%
Diversified Financial Services – 0.81%
Blue Owl Capital, Inc.	United States				69,736	610,190

Investment Companies – 0.76%
Blackstone Secured Lending Fund	United States				20,000	474,200
FS KKR Capital Corp	United States				9,688	101,724
						575,924
Real Estate Investment Trust – 1.65%
Millrose Properties, Inc.	United States				41,516	1,247,556
Total Common Stocks (Cost $2,408,087)						2,433,670

Corporate Bonds – 14.14%
Advertising – 0.38%
Stagwell Global LLC(1)	United States		5.63%	08/15/2029	300,000	289,288

Coal – 0.56%
Futura Resources Ltd.	Australia		13.13%	01/09/2031	500,000	424,375

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Consolidated Schedule of Investments (Continued) As of June 30, 2026 (Unaudited)
Description	Country	Index and Spread	Interest Rate	Maturity Date	Shares/ Contracts/ Principal	Value
Diversified Financial Services – 2.44%
Avation Group S Pte Ltd.(1)	Singapore		8.50%	05/15/2031	$450,000	$424,798
BGC Group, Inc.	United States		6.60%	06/10/2029	150,000	154,726
Burford Capital Global Finance LLC(1)	United States		7.50%	07/15/2033	400,000	338,000
PRA Group, Inc.(1)	United States		8.88%	01/31/2030	450,000	464,720
Velocity Commercial Capital LLC(1)	United States		9.38%	02/15/2031	450,000	466,322
						1,848,566
Environmental Control – 0.67%
Twma Finance AS(1)	Norway		12.25%	02/10/2029	500,000	507,500

Food – 0.50%
C&S Group Enterprises LLC(1)	United States		5.00%	12/15/2028	400,000	379,084

Forest Products & Paper – 0.23%
Magnera Corp.(1)	United States		7.25%	11/15/2031	175,000	170,844

Healthcare-Services – 1.04%
Prime Healthcare Services, Inc.(1)	United States		9.38%	09/01/2029	375,000	391,758
Radiology Partners, Inc.(1)	United States		8.50%	07/15/2032	375,000	391,313
						783,071
Insurance – 1.18%
APH/APH2/APH3 Somerset Investor 2 LLC(1)	United States		7.88%	11/01/2029	450,000	455,670
F&G Annuities & Life, Inc.	United States		6.50%	06/04/2029	175,000	178,890
SiriusPoint Ltd.	Bermuda		7.00%	04/05/2029	250,000	261,225
						895,785
Investment Companies – 1.33%
Drawbridge Special Opportunities Fund, L.P.(1)	United States		5.95%	09/17/2030	250,000	239,604
Icahn Enterprises, L.P.	United States		9.00%	06/15/2030	500,000	466,261
Samos Energy Infrastructure, Ltd.(1)	Jersey		10.50%	07/13/2030	300,000	298,470
						1,004,335
Media – 0.24%
CCO Holdings LLC(1)	United States		4.25%	02/01/2031	200,000	180,102

Mining – 0.86%
Cornish Metals PLC(1)	United Kingdom		13.50%	05/21/2032	385,000	393,760
Nickel Industries Ltd.(1)	Australia		9.00%	09/30/2030	250,000	256,649
						650,409
Oil & Gas Services – 0.66%
Alpine Energy LLC/Colorado(1)	United States		13.00%	04/30/2029	500,000	497,449

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Consolidated Schedule of Investments (Continued) As of June 30, 2026 (Unaudited)
Description	Country	Index and Spread	Interest Rate	Maturity Date	Shares/ Contracts/ Principal	Value
Pharmaceuticals – 0.67%
1261229 BC Ltd(1)	Canada		10.00%	04/15/2032	$500,000	$506,341

Real Estate – 0.27%
Five Point Operating Co., L.P.(1)	United States		8.00%	10/01/2030	200,000	204,755

Real Estate Investment Trusts – 0.93%
Arbor Realty SR, Inc.(1)	United States		7.88%	07/15/2030	375,000	353,071
Ladder Capital Finance Holdings, LLLP(1)	United States		4.25%	02/01/2027	350,000	347,980
						701,051
Telecommunications – 0.28%
Vmed O2 UK Financing I PLC(1)	United Kingdom		6.75%	01/15/2033	250,000	211,854

Transportation – 1.90%
Contships Logistics Corp.	Marshall Islands		9.00%	02/11/2030	500,000	520,625
International Seaways, Inc.	Marshall Islands		7.13%	09/23/2030	500,000	506,126
Navios South American Logistics, Inc.(1)	Marshall Islands		8.88%	07/14/2030	400,000	412,501
						1,439,252
Total Corporate Bonds (Cost $10,851,776)						10,694,061

Preferred Stocks – 2.18%
Commercial Services – 0.97%
BMP Kaytdid Holdco, 10.0%(4)(5)(8)(11)	United States				750,000	735,704

Real Estate Investment Trust – 1.21%
Public Storage, Series R, 4.0%	United States				59,500	912,730
Total Preferred Stocks (Cost $1,748,608)						1,648,434

Real Estate Investment Trusts – 4.80%
Blackstone Mortgage Trust, Inc., Class A	United States				48,881	828,533
Dynex Capital, Inc.	United States				65,000	852,150
Extra Space Storage, Inc.	United States				2,500	363,250
Four Corners Property Trust, Inc.	United States				15,000	368,250
Realty Income Corp.	United States				10,000	619,600
UDR, Inc.	United States				15,000	598,800
Total Real Estate Investment Trusts (Cost $3,685,856)						3,630,583

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Consolidated Schedule of Investments (Continued) As of June 30, 2026 (Unaudited)
Description	Country	Index and Spread	Interest Rate	Maturity Date	Shares/ Contracts/ Principal	Value
Warrants – 0.09%
Software – 0.09%
DarioHealth, Exercise Price: $15.3495(4)(5)(8)	United States			04/30/2032	15,101	$65,194
Total Warrants (Cost $95,809)						65,194

Short-Term Investments – 6.49%
Money Market Fund – 6.49%
Fidelity Treasury Portfolio – III(12)	United States		3.30%		4,904,657	4,904,657
Total Short-Term Investments (Cost $4,904,657)						4,904,657

Total Investments (Cost $78,010,296) – 102.48%						$77,472,449
Liabilities in excess of other assets – (2.48)%						(1,875,018)
Total Net Assets – 100.00%						$75,597,431

____________

(1)    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of these securities is $8,678,725, representing 11.48% of net assets.

(2)    Floating rate security.

(3)    Deemed to be an “affiliated person” (as defined in the Investment Company Act of 1940, as amended) of this company as the Fund either has common control with affiliates, has the power to exercise control over the management or policies of such company (“controlled affiliates”) or the Fund owns more than 5% but less than 25% of the company’s voting securities (“non-controlled affiliates”). See Note 9.

(4)    Fair valued using significant unobservable inputs.

(5)    Restricted investment as to resale. See Note 8.

(6)    Underlying investments generate net investment income, which is distributed periodically.

(7)    Position or portion thereof is an unfunded commitment, which may be subject to an unused commitment fee.

(8)    Non-income producing security.

(9)    Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.

(10)    In connection with this investment there is a warrant exercisable on or before April 30, 2032 for 23,268 shares at a strike price of $15.3495.

(11)    This investment is made through the wholly owned subsidiary CSIF Holdings A1, LLC.

(12)    The rate is the annualized seven-day yield as of June 30, 2026.

Euribor — Euro Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Consolidated Schedule of Investments (Continued) As of June 30, 2026 (Unaudited)

Additional information on each restricted security held by the Fund on June 30, 2026 is as follows:

Investment	Acquisition Date	Cost	Fair Value	% of Net Assets
Antifragile Equity Partners Term Loan	04/17/2026	$297,926	$297,926	0.39%
Berry GP Term Loan	08/18/2025	3,299,016	3,235,339	4.28%
Blazing Star Parent Term Loan	08/28/2025	1,910,591	1,935,328	2.56%
BMP Kaytdid Holdco Term Loan	03/13/2026	4,659,153	4,659,153	6.16%
BMP Kaytdid Holdco, 10.0%	03/13/2026	735,704	735,704	0.97%
Columbia Helicopters Term Loan	08/18/2025	4,659,117	4,659,117	6.16%
DarioHealth Term Loan	08/18/2025	4,532,683	4,467,949	5.91%
DarioHealth Warrant	08/18/2025	95,809	65,194	0.09%
Fidelium Beteiligung Term Loan	06/30/2026	3,265,730	3,265,730	4.32%
Formex Holdings LLC Term Loan	02/11/2026	4,921,041	4,921,041	6.51%
Lasair Stampede DAC PPN	03/31/2026	5,073,052	5,073,052	6.71%
Magnit Corporation Term Loan	08/18/2025	4,953,562	4,953,562	6.55%
Mister Film Financing Term Loan	03/18/2026	2,211,973	2,211,973	2.93%
Northern Tool & Equipment Term Loan	10/08/2025	2,438,658	2,438,658	3.23%
Obsidian Media Credit Term Loan	06/30/2026	2,450,019	2,450,019	3.24%
Rona, Inc. Term Loan	05/13/2026	3,199,377	3,089,136	4.09%
Sylhan/Mod-A-Can Term Loan	05/07/2026	2,451,361	2,451,361	3.24%
Vara Salon Suites Term Loan	09/30/2025	3,489,614	3,489,614	4.62%
		$54,644,386	$54,399,856

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Summary of Investments As of June 30, 2026 (Unaudited)
Summary by Industry Group	Value	% of Net Assets
Asset-Backed Securities
Diversified Financial Services	$204,327	0.27%
Total Asset-Backed Securities	204,327	0.27%
Bank Loans
Airlines	5,073,052	6.71%
Commercial Services	9,612,715	12.72%
Engineering & Construction	3,235,339	4.28%
Entertainment	297,926	0.39%
Machinery-Diversified	2,451,361	3.24%
Media	4,661,992	6.17%
Metal Fabricate/Hardware	3,265,730	4.32%
Miscellaneous Manufacturing	4,921,041	6.51%
Retail	10,952,736	14.49%
Software	4,467,949	5.91%
Transportation	4,659,117	6.16%
Total Bank Loans	53,598,958	70.90%
Commercial Mortgage-Backed Security
Diversified Financial Services	292,565	0.39%
Total Commercial Mortgage-Backed Security	292,565	0.39%
Common Stocks
Diversified Financial Services	610,190	0.81%
Investment Companies	575,924	0.76%
Real Estate Investment Trust	1,247,556	1.65%
Total Common Stocks	2,433,670	3.22%
Corporate Bonds
Advertising	289,288	0.38%
Coal	424,375	0.56%
Diversified Financial Services	1,848,566	2.44%
Environmental Control	507,500	0.67%
Food	379,084	0.50%
Forest Products & Paper	170,844	0.23%
Healthcare-Services	783,071	1.04%
Insurance	895,785	1.18%
Investment Companies	1,004,335	1.33%
Media	180,102	0.24%
Mining	650,409	0.86%
Oil & Gas Services	497,449	0.66%
Pharmaceuticals	506,341	0.67%
Real Estate	204,755	0.27%
Real Estate Investment Trusts	701,051	0.93%
Telecommunications	211,854	0.28%
Transportation	1,439,252	1.90%
Total Corporate Bonds	10,694,061	14.14%

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Summary of Investments (Continued) As of June 30, 2026 (Unaudited)
Summary by Industry Group	Value	% of Net Assets
Preferred Stocks
Commercial Services	$735,704	0.97%
Real Estate Investment Trust	912,730	1.21%
Total Preferred Stocks	1,648,434	2.18%
Real Estate Investment Trusts
Total Real Estate Investment Trusts	3,630,583	4.80%
Warrants
Software	65,194	0.09%
Total Warrants	65,194	0.09%
Short-Term Investments
Money Market Fund	4,904,657	6.49%
Total Short-Term Investments	4,904,657	6.49%
Total Investments	77,472,449	102.48%
Liabilities in excess of other assets	(1,875,018)	(2.48)%
Net Assets	$75,597,431	100.00%

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Consolidated Statement of Assets and Liabilities As of June 30, 2026 (Unaudited)
Assets:
Non-Affiliated Investments, at fair value (cost $72,937,244)	$72,399,397
Affiliated Investments, at fair value (cost $5,073,052)	5,073,052
Receivables:
Dividends and interest	894,434
Fund shares sold	380,232
Due from Investment Adviser (see Note 4)	197,200
Deferred offering costs (see Note 2)	57,383
Other assets	13,914
Total assets	$79,015,612

Liabilities:
Payables:
Due to custodian	2,450,000
Payable for investment purchases	300,000
Legal and other professional fees	141,080
Audit and tax fees	116,699
Due to Investment Adviser (see Note 4)	57,383
Fund accounting and administration fees	40,038
Incentive fees (see Note 4)	231,121
Transfer agent fees	26,337
Bank loan fees	22,345
Custody fees	5,665
Current tax payable (see Note 10)	864
Accrued other expenses	26,649
Total Liabilities	3,418,181
Commitments and contingencies (see Note 12)

Net Assets	$75,597,431

Components of Net Assets:
Paid-in capital (unlimited number of shares authorized, no par value)	$75,922,389
Total distributable earnings (accumulated deficit)	(324,958)
Net Assets	$75,597,431

Net Assets
Class I	$75,597,431
Shares Outstanding
Class I	7,560,791
Net Asset Value per Share
Class I	$10.00

See accompanying Notes to the Consolidated Financial Statements.

Callodine Specialty Income FUND Consolidated Statement of Operations For the six months ended June 30, 2026 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $926)	$443,091
Non-Affiliated Interest	2,797,238
Affiliated Interest	109,747
Total Investment Income	3,350,076

Expenses:
Investment advisory fees (see Note 4)	477,446
Legal and other professional fees	477,069
Incentive fees (see Note 4)	416,150
Offering costs (see Note 2)	220,985
Transfer agent fees	97,220
Audit and tax fees	96,552
Fund accounting and administration fees	94,726
Trustees’ fees	43,095
Custody fees	14,593
Other fees	44,064
Total Expenses	1,981,900
Expenses reimbursed by Investment Adviser (see Note 4)	(493,187)
Investment advisory fees waived (see Note 4)	(477,446)
Net Expenses	1,011,267
Net Investment Income (loss) before taxes	2,338,809
Income tax expense (see Note 10)	(2,496)
Net Investment Income (Loss), net of income tax	2,336,313

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Non-Affiliated Investments	141,980
Affiliated Investments	(3)
Foreign currency transactions	2,397
Total net realized gain (loss)	144,374
Net Change in Unrealized Appreciation (Depreciation) on:
Non-Affiliated Investments	(109,554)
Foreign currency translations	(345)
Total net change in unrealized appreciation (depreciation)	(109,899)
Net Realized and Unrealized Gain (Loss)	34,475
Net Increase (Decrease) in Net Assets from Operations	$2,370,788

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Consolidated Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Period from August 18, 2025 (Commencement of Operations) through December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss), net of income tax	$2,336,313	$1,276,927
Net realized gain (loss) on investments	144,374	37,301
Net change in unrealized appreciation (depreciation) on investments	(109,899)	(428,293)
Net increase (decrease) in net assets from operations	2,370,788	885,935

Distributions to Shareholders:
Class I Shares	(2,282,229)	(1,299,452)
Total distributions to shareholders	(2,282,229)	(1,299,452)

Capital transactions:
Net proceeds from shares sold
Class I Shares	8,965,811	65,985,327
Reinvestment of distributions
Class I Shares	1,042,270	653,582
Cost of shares repurchased
Class I Shares	(824,601)	—
Net Increase (Decrease) in Net Assets from Capital Transactions	9,183,480	66,638,909
Total Increase (Decrease) in Net Assets	9,272,039	66,225,392

Net Assets:
Beginning of period	66,325,392	100,000 *
End of period	$75,597,431	$66,325,392

Capital Share Transactions:
Shares sold
Class I Shares	887,843	6,574,012
Shares reinvested
Class I Shares	104,910	65,424
Shares repurchased
Class I Shares	(81,398)	—
Net Increase (Decrease) from Capital Share Transactions	911,355	6,639,436

____________

*       Callodine Capital Management, LP (the “Investment Adviser”) purchased 10,000 Class I shares for $10.00 per share on December 9, 2024.

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Consolidated Statement of Cash Flows For the six months ended June 30, 2026 (Unaudited)
Cash Flows Provided by (Used in) Operating Activities:
Net increase (decrease) in net assets from operations	$2,370,788
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investments	(46,729,356)
Sales of investments	34,526,570
Return of capital dividends received	89,647
Change in short-term investments, net	1,245,827
Net amortization of investments	(153,761)
Net realized (gain) loss on:
Investments	(141,977)
Foreign currency transactions	(2,397)
Net change in unrealized (appreciation) depreciation on:
Investments	109,554
Foreign currency translations	345
Amortization of offering costs	220,984
(Increase)/Decrease in assets:
Dividends and interest	(164,609)
Due from Investment Adviser	(197,200)
Other assets	(8,704)
Increase/(Decrease) in liabilities:
Due to custodian	2,450,000
Payable for investment purchases	(450,185)
Legal and other professional fees	36,996
Audit and tax fees	(78,448)
Due to Investment Adviser	(109,410)
Fund accounting and administration fees	17,007
Incentive fees	76,785
Transfer agent fees	17,836
Bank loan fees	22,345
Custody fees	2,423
Current tax payable	864
Trustees’ fees	(12,068)
Accrued other expenses	(7,559)
Net Cash Provided by (Used in) Operating Activities	(6,867,703)

Cash Flows from Financing Activities:
Proceeds from shares sold	8,930,211
Payments for shares repurchased	(824,601)
Cash distributions paid, net of reinvestments	(1,239,959)
Net Cash Provided by (Used in) Financing Activities	6,865,651

Effect of foreign exchange rate changes in cash	2,052

Net Change in Cash	—
Cash at Beginning of Period	—
Cash, End of Period	$—

Supplemental disclosure of non-cash activity:
Reinvestments of distributions	$1,042,270
Taxes paid	$1,632

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Consolidated Financial Highlights — Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period August 18, 2025 (Commencement of Operations) Through December 31, 2025
Net Asset Value, Beginning of Period	$9.97	$10.00 [1]
Income from Investment Operations:
Net investment income (loss)[2]	0.33	0.26
Net realized and unrealized gain (loss)[2]	0.01	(0.09)
Total from investment operations	0.34	0.17

Less Distributions:
From net investment income	(0.31)	(0.20)
From net realized gain (loss)	—	(0.00)
Total distributions	(0.31)	(0.20)
Net asset value, end of period	$10.00	$9.97

Total return[3,4]	3.50%	1.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$75,597	$66,325

Ratio of expenses to average net assets before expense waivers and tax expense[5]	5.01%	5.74%
Ratio of expenses to average net assets net of expense waivers, but before tax expense[5]	2.26%	1.16%
Ratio of expenses to average net assets net of expense waivers and tax expense[5]	2.27%	—
Ratio of net investment income to average net assets before expense waivers and tax expense[5]	4.45%	2.91%
Ratio of net investment income to average net assets net of expense waivers, but before tax expense[5]	7.20%	7.49%
Ratio of net investment income to average net assets net of expense waivers and tax expense[5]	7.19%	—
Portfolio turnover rate[4]	52%	5%

____________

1       The Investment Adviser made the initial share purchase of $100,000 on December 9, 2024. The total initial share purchase of $100,000 included 10,000 Class I shares which were purchased at $10.00 per share.

2       Based on average shares outstanding during the period.

3       Based on the net asset value as of period end. The total return assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period, if any.

4       Not annualized.

5       Annualized for periods less than a year with the exception of non-recurring organizational costs and incentive fees.

See accompanying Notes to the Consolidated Financial Statements.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements June 30, 2026 (Unaudited)

1. Organization

The Callodine Specialty Income Fund (the “Fund”) is a closed-end management investment company structured as an “interval fund” and registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Delaware statutory trust on July 12, 2024. Callodine Capital Management, LP serves as the investment adviser (the “Investment Adviser”) of the Fund. Callodine Credit Management, LLC, Corrum Capital Management LLC, Manning & Napier Advisors, LLC, Rand Capital Management, LLC, and Thorofare, LLC (individually the “Sub-Adviser” and together the “Sub-Advisers”) serve as Sub-Advisers to the Fund. Each Sub-Adviser is an affiliate of the Investment Adviser. The Investment Adviser provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities. The Fund commenced investment operations on August 18, 2025.

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class I Shares (“Class I Shares”), Class A Shares (“Class A Shares”), and Class C Shares (“Class C Shares”). Class I Shares, Class A Shares and Class C Shares are subject to different fees and expenses. The Fund may offer additional classes of shares in the future. The Fund has received an exemptive order from the Securities and Exchange Commission (the “SEC”) with respect to the Fund’s multi-class structure.

The Fund’s primary investment objective is to seek to provide high current income by investing directly or indirectly in a range of corporate, real estate and alternative credit opportunities. The Fund’s secondary investment objective is to seek to provide capital preservation. Under normal market conditions, the Fund will seek to achieve its investment objectives by sourcing yield through a combination of interest, royalties, rent, dividends and fees through investments in a variety of income-producing asset classes. Specifically, the Fund will target investments in asset-based lending, real estate lending, healthcare finance, direct lending, high yield debt and income-oriented equity securities.

2. Significant Accounting Policies

Basis of Preparation

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Consolidation of Subsidiaries

CSIF Holdings A1 LLC (the “Subsidiary”), formed on February 24, 2026, is a Delaware limited liability company and a wholly-owned subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and the Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. On June 30, 2026, the Subsidiary had net assets of $750,227, which equals 0.99% of the Fund’s net assets.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. Significant Accounting Policies – (Continued)

Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as reported amounts of increases and decreases in net assets from operations during the six months ended June 30, 2026. Actual results could differ from these estimates.

Income recognition and expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Trustees (the “Board” and the members thereof, “Trustees”)

Investment transactions

Investment transactions are accounted for on a trade date basis. Cost of securities sold, and the related realized gains and losses are determined based on the specific identification method, generally using the highest cost basis, for financial reporting.

Due to custodian

Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Valuation of Investments

The Fund computes the Fund’s net asset value (“NAV”) as of the close of business on each business day, which is any day the New York Stock Exchange (“NYSE”) is open for business and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board. The Fund’s Board oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and designated the Fund’s Investment Adviser as its valuation designee (“Valuation Designee”).

Investments in securities that are listed on the NYSE are valued, except as indicated below, at market value. Market value is generally determined on the basis of the official closing prices or the latest reported sales prices. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. Significant Accounting Policies – (Continued)

As a general matter, to value the Fund’s investments, the Valuation Designee will use current market values when available, and otherwise value the Fund’s investments with fair value methodologies that the Investment Adviser believes to be consistent with those used by the Fund for valuing its investments. These fair value calculations will involve significant professional judgment by the Valuation Designee with the help of the Sub-Advisers in the application of both observable and unobservable attributes, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of an investment. Likewise, there can be no assurance that the Fund will be able to purchase or sell an investment at the fair value price used to calculate the Fund’s NAV. Rather, in determining the fair value of an investment for which there are no readily available market quotations, the Fund and the Valuation Designee may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective investment; (2) comparison to the values and current pricing of investments that have comparable characteristics; (3) knowledge of historical market information with respect to the investment; (4) other factors relevant to the investment which would include, but not be limited to, collateral, duration, yield, fundamental analytical data, the treasury yield curve, and credit quality. The Valuation Designee may also consider periodic financial statements (audited and unaudited) or other information provided by the investment’s borrower. The Sub-Advisers will attempt to obtain current valuation information from the borrower to value all fair valued investments, but it is anticipated that such information could be available on no more than a quarterly basis. This is especially true as it relates to bank loans. Furthermore, the Board and the Valuation Designee may not have the ability to assess the accuracy of the valuation information from the borrowers.

The Valuation Designee will monitor the valuations of Fund investments and report any material changes in valuation to the Board. The Valuation Designee and the Board will consider, no less frequently than quarterly, all relevant information and the reliability of pricing information.

Additionally, the values of the Fund’s direct loan investments are adjusted daily based on the estimated total return that the asset will generate during the current quarter. The Investment Adviser monitors these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. The Investment Adviser seeks to evaluate on a daily basis material information about the Fund’s investments; however, for the reasons noted herein, the Investment Adviser may not be able to acquire and/or evaluate properly such information on a daily basis for certain investments. Due to these various factors, the Fund’s fair value determinations can cause the Fund’s NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of the Board and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Fund’s prospectus (the “Prospectus”) and the Statement of Additional Information (“SAI”)), the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. Significant Accounting Policies – (Continued)

as of the date of the accompanying consolidated financial statements are $251,923 and $436,018, respectively. The unamortized portion of offering costs were $57,383, as included on the Consolidated Statement of Assets and Liabilities.

The Investment Adviser has agreed to reimburse the Fund’s organizational costs and offering costs incurred prior to the commencement of operations of the Fund. Organizational costs are expensed as incurred. Organizational costs are subject to reimbursement by the Investment Adviser in accordance with the Fund’s expense limitation agreement discussed in Note 4. The expense reimbursement by the Investment Adviser in accordance with the Fund’s expense limitation agreement is subject to recoupment by the Investment Adviser. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 4, are accounted for as a deferred charge until Fund Shares are offered to the public and will thereafter, be amortized to expense over twelve months on a straight-line basis.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of June 30, 2026.

Distribution to Shareholders

The Fund intends to make regular quarterly distributions to its shareholders of substantially all of its income, commencing in the first full quarter of the Fund’s operations. The Fund is targeting a distribution rate of at least 8% annually of the Fund’s NAV per Share, but this amount may vary. This distribution rate is not guaranteed and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC.

The Fund’s final distribution for each calendar year will include any remaining “investment company taxable income” and net tax-exempt interest income undistributed during the taxable year, as well as the remaining net capital gains realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt interest income and net capital gains, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets).

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. Significant Accounting Policies – (Continued)

Segment Reporting

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacts consolidated financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s co-portfolio managers act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its Prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

Income Taxes (Topic 740)

The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

3. Fair Value Measurements

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable. Inputs reflect management’s best estimate of what market participants would use in pricing assets and liabilities at measurement date.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
3. Fair Value Measurements – (Continued)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Investment Adviser’s perceived risk of that instrument.

The following table presents the investments carried on the Consolidated Statement of Assets and Liabilities by level within the fair value hierarchy as of June 30, 2026.

Investment Type	Level 1	Level 2	Level 3	Net Asset Value	Total
Asset-Backed Securities	$—	$204,327	$—	$—	$204,327
Bank Loans	—	—	53,598,958	—	53,598,958
Commercial Mortgage-Backed Securities	—	292,565	—	—	292,565
Common Stocks	2,433,670	—	—	—	2,433,670
Corporate Bonds	—	10,694,061	—	—	10,694,061
Preferred Stocks	912,730	—	735,704	—	1,648,434
Real Estate Investment Trusts	3,630,583	—	—	—	3,630,583
Warrants	—	—	65,194	—	65,194
Short-Term Investments	4,904,657	—	—	—	4,904,657
Total Investments	$11,881,640	$11,190,953	$54,399,856	$—	$77,472,449

Additional sector, industry, or geographic details, if any, are included in the Consolidated Schedule of Investments.

Significant Unobservable Inputs

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2026.

Investments	Fair Value 6/30/2026	Valuation Technique	Unobservable Inputs	Input Range	Weighted
Bank Loans	$43,960,342	Amortized Cost	N/A	$87.53 – $100.04	$98.17
Bank Loans	$9,638,616	Income Approach	Discount Rate	11.24% – 14.72%	13.40%
Preferred Stocks	$735,704	Market Approach	EBITDA Multiple	5.0x	N/A	(1)
Warrants	$65,194	Market Approach	Volatility	90%	N/A	(1)
Total	$54,399,856

____________

(1)    As there was no range for each significant unobservable input, weighted average is not reported.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
3. Fair Value Measurements – (Continued)

The following table presents the changes in assets for investments that are classified in Level 3 of the fair value hierarchy for the six months ended June 30, 2026:

Investments	December 31, 2025 Ending Value	Purchases	Sales or Paydowns	Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	June 30, 2026 Ending Value
Bank Loans	$24,640,152	$30,042,328	$(1,021,738)	$144,818	$7,315	$(213,917)	$53,598,958
Preferred Stocks	—	735,000	—	704	—	—	735,704
Warrants	116,925	—	—	—	—	(51,731)	65,194
Total	$24,757,077	$30,777,328	$(1,021,738)	$145,522	$7,315	$(265,648)	$54,399,856

During the six months ended June 30, 2026 there were no transfers into or out of Level 3.

4. Agreements

The Fund has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Investment Adviser. Pursuant to the Investment Advisory Agreement, the Fund pays the Investment Adviser an investment advisory fee (the “Investment Advisory Fee”) equal to an annual rate of 1.35%, computed daily and payable monthly in arrears, based upon the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred $477,446 of Investment Advisory Fees. The Investment Adviser has contractually agreed, however, to waive its Investment Advisory Fee it would otherwise receive under the Investment Advisory Agreement until August 18, 2026. This waiver of the Investment Advisory Fee is not subject to recoupment. For the six months ended June 30, 2026, the Investment Adviser waived $477,446 of its Investment Advisory Fee.

Pursuant to the Investment Advisory Agreement, the Fund will also pay to the Investment Adviser an incentive fee (the “Incentive Fee”) calculated and payable in arrears in an amount equal to 15% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, subject to a hurdle rate, expressed as a rate of return on each class’s average daily net asset value (calculated in accordance with U.S. GAAP), equal to 1.50% per quarter, or an annualized hurdle rate of 6%. “Pre-incentive fee net investment income” is defined as interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the Investment Advisory Fee, expenses payable to UMB Fund Services, Inc. (the “Administrator”) and any interest expense, but excluding the Incentive Fee, any realized gains, realized capital losses or unrealized capital appreciation or depreciation). For the six months ended June 30, 2026, the Fund incurred $416,150 of Incentive Fee.

Pursuant to separate sub-advisory agreements among the Fund, the Investment Adviser and each Sub-Adviser, each Sub-Adviser receives a sub-advisory fee of between 0.40% and 1.08% annualized fee of the Fund’s assets managed by such Sub-Adviser, as well as a portion of the Incentive Fee attributable to those assets, as applicable. The Sub-Advisers’ fees are paid by the Investment Adviser out of the Investment Advisory Fee and the Incentive Fee, as applicable, it receives from the Fund.

For a six-month period from the Fund’s commencement of operations on August 18, 2025, through February 17, 2026, the Investment Adviser contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that total annual fund operating expenses (excluding Incentive Fees, acquired fund fees and expenses, distribution and service fees, interest and fees related to warehouse investments and leverage, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) did not exceed an annual rate of 0.75% (the “Waiver”). The amount of the Waiver for the period from January 1, 2026 to February 17, 2026 was $155,147, which is not subject to recoupment.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
4. Agreements – (Continued)

The Investment Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has contractually agreed to limit the amount of the total annual fund operating expenses (excluding Incentive Fees, acquired fund fees and expenses, distribution and service fees, interest and fees related to warehouse investments (if any) and leverage, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) so they do not exceed 2.00% of the average daily net assets for any Class (the “Expense Limit”). For a period not to exceed three years from the date on which a waiver under the Expense Limitation and Reimbursement Agreement is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement has a term ending on April 30, 2027 and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation and Reimbursement Agreement may be terminated by the Fund’s Board upon thirty days’ written notice to the Investment Adviser. The Expense Limitation and Reimbursement Agreement may not be terminated by the Investment Adviser without the consent of the Trustees. Such Expense Limitation and Reimbursement Agreement was superseded by the Waiver until the Waiver’s expiration on February 17, 2026.

During the six months ended June 30, 2026, the Investment Adviser waived and reimbursed expenses totaling $970,633. As of June 30, 2026, the following amounts are subject to recoupment by the Investment Adviser by the following dates:

December 31, 2027	August 18, 2028	June 30, 2029
$128,112	$123,811	$338,040

5. Other Agreements

Distribution and Services Agreement

Distribution Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Fund in connection with the continuous offering of Shares of the Fund.

Fund Administration Agreement

The Fund has retained the Administrator, UMB Fund Services, Inc., to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator tiered fees based on the average monthly net asset value of the Fund, subject to a minimum annual fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund, and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund and the Administrator.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
5. Other Agreements – (Continued)

Custodian Agreement

UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub-custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a monthly custodian fee.

Compliance and Treasury Services Agreement

PINE Advisors LLC (“PINE”) provides compliance and treasury services to the Fund pursuant to service agreements. In consideration for these services, PINE is paid a monthly fee out of the assets of the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses. For the six months ended June 30, 2026, the Fund incurred $71,183 of Chief Compliance Officer and Principal Financial Officer fees.

6. Capital Share Transactions

The Fund is authorized as a Delaware statutory trust to issue an indefinite number of Shares. The minimum initial investment in Class I Shares by any investor is $250,000. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares.

Class I Shares are not subject to a sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund will offer shareholders the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than 100 Shares and who tender all of their Shares, before prorating other amounts tendered.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the Investment Company Act. As of June 30, 2026, an affiliated shareholder of record owned 35% of the outstanding Shares of the Fund. Fund Shares sold to or redeemed by all shareholder accounts are subject to quarterly repurchase offers as above.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
6. Capital Share Transactions – (Continued)

Receivable for Fund Shares sold represents amounts due from investors for subscriptions of the Fund’s Shares for which the trade date has occurred but cash has not yet been received as of June 30, 2026.

During the six months ended June 30, 2026, the Fund had the following repurchase offers:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
January 05, 2026	February 04, 2026	February 04, 2026	5.0%	1.0%	65,969
April 08, 2026	May 08, 2026	May 08, 2026	5.0%	0.2%	15,429

7. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended June 30, 2026, were $46,729,356 and $34,526,570, respectively.

8. Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

9. Affiliated Investments

As of June 30, 2026, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund either has common control with affiliates, has the power to exercise control over the management or policies of such company (“controlled affiliates”) or the Fund owns more than 5% but less than 25% of the company’s voting securities (“non-controlled affiliates”). A listing of these affiliated investments (including activity during the six months ended June 30, 2026) is shown below:

Investment	Principal 12/31/2025	Principal 6/30/2026	Fair Value 12/31/2025	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 6/30/2026	Interest Income
Controlled Affiliate
Lasair Stampede DAC PPN	$—	$5,071,017	$—	$5,076,368	$(3,313)	$(3)	$—	$5,073,052	$109,747

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
10. Federal Tax Information

At June 30, 2026, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$78,018,857

Gross unrealized appreciation	369,885
Gross unrealized depreciation	(916,293)
Net unrealized appreciation/(depreciation) on investments	$(546,408)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended December 31, 2025, no permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings.

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,493
Undistributed long-term gains	3,881
Tax accumulated earnings	8,374

Accumulated capital and other losses	—

Unrealized appreciation/(depreciation) on investments	(421,891)
Total accumulated earnings/(deficit)	$(413,517)

The tax character of the distributions paid during the period ended December 31,2025, were as follows:

2025
Distributions paid from:
Ordinary income	1,294,883
Net long term capital gains	4,569
Return of capital	—
Total distributions paid	$1,299,452

The current taxes reflect the estimated tax liability of the Fund as of June 30, 2026, based on taxable income of the Subsidiary. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the Subsidiary for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
10. Federal Tax Information – (Continued)

Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 3.95%. As of June 30, 2026, the Fund recorded a net deferred tax liability for the investments of the Subsidiary. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

The Fund’s current and deferred tax (expense)/benefit as of June 30, 2026 consist of the following:

Current Tax (Expense) Benefit
	U.S. federal	$(1,996)
	U.S. state and local	(500)
	Foreign	—
		$(2,496)
Deferred Tax (Expense) Benefit
	U.S. federal	$—
	U.S. state and local	—
	Foreign	—
		$—
Total Income Tax (Expense) Benefit		$(2,496)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Capital loss carryforward	$—
Net operating loss carryforward	—
Valuation allowance	—
Other deferred tax assets	—

Deferred tax liability:
Net unrealized gain on investments	—
Other deferred tax liabilities	—
Net Deferred Tax Asset/(Liability)	$—

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

	Amount	Percent
Federal Income tax expense at statutory rate	$(2,101)	21.00%
State Income taxes (net of federal benefit)	(395)	3.95%
Effect of changes in tax rates	—	—
Effect of cross-border tax laws	—	—
Tax credits	—	—
Changes in valuation allowances	—	—
Nontaxable or nondeductible items	—	—
Prior period provision to return adjustments	—	—
Changes in unrecognized tax benefits (including prior period adjustments)	—	—
Net income tax (expense) benefit	$(2,496)	24.95%

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
10. Federal Tax Information – (Continued)

The following table summarizes income taxes paid (net of refunds received).

6/30/2026
U.S. federal	$1,632
U.S. state and local	—
Foreign	—
Total	$1,632

11. Principal Risks

Limited Operating History

The Fund is a newly organized, non-diversified, closed-end management investment company that has limited operating history. Due to the uncertainty in all investments, there can be no assurance that the Fund will succeed in meeting its investment objectives. The Fund may not grow or maintain an economically viable size, which may result in increased Fund expenses or a determination by the Board to liquidate the Fund.

Repurchase Offers; Limited Liquidity

Although the Fund intends to implement a quarterly share repurchase program, there is no guarantee that an investor will be able to sell all of the shares he or she desires to sell. Accordingly, the Fund should be considered an illiquid investment.

Non-Diversified Status

The Fund is classified as “non-diversified” under the Investment Company Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

Illiquid Portfolio Investments

The Fund’s investments may include loans that are not registered under the Securities Act, and are not listed on any securities exchange, and lack a reliable secondary market. As such, these investments should be considered illiquid. The Fund’s overall returns may be adversely affected by the illiquid status of such investments.

Valuation Risk

Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for many of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
11. Principal Risks – (Continued)

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect shareholders whose shares are repurchased as well as new shareholders and remaining shareholders.

SOFR Risk

Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York. If data from a given source required by the Federal Reserve Bank of New York to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Market and Credit Risk

The fair value of investments will generally fluctuate with, among other things, changes in prevailing interest rates, general economic conditions, the condition of certain financial markets, developments or trends in any particular industry and the financial condition of the issuer. During periods of limited liquidity and higher price volatility, the Fund’s ability to dispose of its investment at a price and time it deems advantageous may be impaired.

Debt investments are subject to credit and interest rate risk. “Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, subordination, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of the investment which are rated by rating agencies are often reviewed and may be subject to downgrade. “Interest rate risk” refers to the risks associated with market changes in the interest rates. Interest rate changes may affect the value of a debt instrument indirectly and directly. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable-rate instruments also react to interest rate changes in a similar manner although to a lesser degree.

CALLODINE SPECIALTY INCOME FUND Consolidated Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
12. Commitments and Contingencies

The Fund’s investment portfolio may contain debt investments that are in the form of lines of credit and unfunded delayed draw commitments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. The unfunded commitments’ fair value is included in the investments at fair value on the Consolidated Statement of Assets and Liabilities. As of June 30, 2026, the Fund had the following unfunded commitments:

Investments:	Unfunded Commitments
Lasair Stampede DAC PPN	$357,452
Total	$357,452

13. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On August 12, 2026, the Fund completed a quarterly Repurchase Offer (see Note 6) resulting in 1.0% of the Fund’s Shares being repurchased.

CALLODINE SPECIALTY INCOME FUND Other Information June 30, 2026 (Unaudited)

Results of Shareholder Meeting

On March 18, 2026, the Fund held a special meeting of the shareholders to consider the proposals set forth below. The following votes were recorded:

Approval of a new sub-advisory agreement by and among the Fund, Callodine Capital Management, LP and Corrum Capital Management LLC.

Shares Voted
For	4,892,941
Against	—
Abstain	734,326
Total	5,627,267

Proxy Voting Record

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-833-701-2855 or (ii) by visiting the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-833-701-2855 or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available, without charge and upon request, by calling the Fund at 1-833-701-2855, or on the SEC’s website at www.sec.gov.

CALLODINE SPECIALTY INCOME FUND Advisory and Sub-Advisory Agreements Approval June 30, 2026 (Unaudited)

Board Consideration of the Sub-Advisory Agreement with Corrum Capital Management LLC

At a meeting of the Board held on January 22, 2026 (the “Meeting”), by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Fund, Callodine Capital Management, LP (the “Investment Adviser”), and Corrum Capital Management LLC (the “Sub-Adviser”).

In advance of the Meeting, the Independent Trustees requested and received materials from the Sub-Adviser to assist them in considering the approval of the Sub-Advisory Agreement. The Independent Trustees reviewed reports about the factors described below. The Board members engaged in a detailed discussion of the materials with the management teams of the Investment Adviser and the Sub-Adviser. The Independent Trustees also met separately with independent counsel to the Independent Trustees for further review of the materials. Following this session, the full Board reconvened and, after further discussion, determined that the information presented provided a sufficient basis upon which to approve the Sub-Advisory Agreement.

The Board did not consider any single factor as controlling in determining whether to approve the Sub-Advisory Agreement, and the items described below do not encompass all of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Sub-Adviser to the Fund under the Sub-Advisory Agreement, including the selection of Fund investments. It was noted that the Investment Adviser and the Sub-Adviser are affiliated entities. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Sub-Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Sub-Adviser who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Sub-Adviser’s key personnel were well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also considered the Sub-Adviser’s compliance policies and procedures. The Board concluded that the overall quality of the advisory and administrative services to be provided by the Sub-Adviser was satisfactory.

PERFORMANCE

The Board considered the investment experience of the Sub-Adviser, and the performance of other investment products that the Sub-Adviser managed. The Board noted that the Sub-Adviser did not manage any other products with similar investment objectives and strategies of the Fund as a whole, but concluded that the Sub-Adviser would be qualified to do so.

CALLODINE SPECIALTY INCOME FUND Advisory and Sub-Advisory Agreements Approval (Continued) June 30, 2026 (Unaudited)

FEES AND EXPENSES

The Board reviewed the proposed structure of the sub-advisory fee rate to be paid to the Sub-Adviser, noting that the sub-advisory fee payable to the Sub-Adviser under the Sub-Advisory Agreement would be paid by the Investment Adviser from the advisory fee and incentive fee, if applicable, that it receives from the Fund. The Board noted that the sub-advisory fee did not have breakpoints. The Board further noted the overall investment management fee would not change as a result of the addition of the Sub-Adviser. Accordingly, the Board determined that the proposed sub-advisory fee under the Sub-Advisory Agreement was reasonable.

PROFITABILITY AND ECONOMIES OF SCALE

The Board considered the Sub-Adviser’s assets under management and discussed the Sub-Adviser’s responses regarding its financial condition. The Board also considered and reviewed pro-forma information concerning the estimated costs to be incurred and profits expected to be realized by the Sub-Adviser from its relationship with the Fund. The Board determined that the compensation to the Sub-Adviser was reasonable and the Sub-Adviser’s financial condition, as a whole, was adequate. The Board also noted that, given the Fund’s current size, and the Sub-Adviser’s investment methods, economies of scale were not present at this time.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Sub-Adviser from the management of the Fund, including reputational benefits. The Board noted that the Sub-Adviser did not have affiliations with the Fund’s transfer agent, administrator, custodian or distributor and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the sub-advisory fee was reasonable in light of the fall-out benefits to the Sub-Adviser.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Sub-Advisory Agreement. Accordingly, the Board, including a majority of the Independent Trustees, approved the Sub-Advisory Agreement and determined to recommend that shareholders approve the Sub-Advisory Agreement.

Investment Adviser Callodine Capital Management, LP Two International Place, Suite 1830 Boston, MA 02110	Transfer Agent/Administrator UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212
Sub-Adviser Thorofare, LLC 100 N. Pacific Coast Highway, Suite 2050 El Segundo, CA 90245	Sub-Adviser Rand Capital Management, LLC 14 Lafayette Square, Suite 1405 Buffalo, NY 14203
Sub-Adviser Corrum Capital Management LLC 1300 South Church Street Charlotte, NC 28203	Sub-Adviser Callodine Credit Management, LLC 545 Boylston Street, 10th Floor Boston, MA 02116
Sub-Adviser Manning & Napier Advisors, LLC 290 Woodcliff Drive Fairport, NY 14450	Distributor Distribution Services, LLC 190 Middle Street, Suite 301 Portland, ME 04101
Custodian Bank UMB Bank, N.A. 1010 Grand Boulevard Kansas City, MO 64106	Fund Counsel Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103-6996
Independent Registered Public Accounting Firm PricewaterhouseCoopers, LLP 101 Seaport Boulevard Boston, MA 02210

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the "1940 Act"), that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of the investment sub-advisory agreement by and among Callodine Specialty Income Fund (the “Registrant” or “Fund”), Callodine Capital Management, LP (the “Investment Adviser”), and Corrum Capital Management LLC (the “Sub-Adviser”) is included as part of the report to shareholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of the date of this filing, the following are the changes to the portfolio managers (the “Portfolio Managers”) identified in response to paragraph (a) of this Item in the Registrant’s most recent annual report on Form N-CSR. Jason Cipriani and Jonathan Mandle have been added as Portfolio Managers for the Fund’s entertainment lending and aviation finance sub-strategies. Kevin Miller no longer serves as a Portfolio Manager for the Fund’s real estate lending sub-strategy.

Jason Cipriani. Jason Cipriani is the Chief Executive Officer of Corrum Capital Management LLC (“Corrum Capital”) and a voting member of the Firm’s Investment Committee. Prior to founding Corrum Capital in 2013, Jason was at Bank of America with responsibility for the company’s alternative investments portfolio. Jason previously held other roles within Bank of America’s Global Corporate and Investment Bank. Prior to joining Bank of America, he held various corporate finance positions at Paramount/VIACOM, Time Warner Cable, and PL Industries where he had responsibility for financial operations in Mexico. Jason currently serves on the Boards of Directors of the following Corrum Capital portfolio companies: AvAir LLC, Carolous Aviation Leasing LLC, and Wings Capital Partners LLC. He is active in the Charlotte, NC community and in 2008 was named as one of Charlotte’s 40 Under 40 by the Charlotte Business Journal. Jason is a founding board member and Chair of The Gift of Adoption of the Carolinas and is a member of the Board of Directors and Treasurer of HoopTee Charities, Inc, and previously served on the Board of Trustees of the Urban Ministry Center. Jason received a BS from Virginia Polytechnic Institute and State University and an MBA from the University of North Carolina at Chapel Hill.

Jonathan Mandle, CFA. Jonathan Mandle is the Chief Investment Officer of Corrum Capital and a voting member of the Firm’s Investment Committee. Prior to founding Corrum Capital in 2013, Jonathan was a Managing Director and the Head of Credit and Absolute Return at an affiliate of Bank of America where he worked with the Corrum Capital team. Previously, he was a Director at the University of California, Office of the Treasurer of the Regents, where he built and managed a multi-billion-dollar absolute return, credit, and opportunistic portfolio. Prior to that, he built and managed customized investment portfolios at NEPC. Jonathan began his career as a Research Associate focused on domestic and international equity, credit, and fixed income investments at Fidelity Investments. Jonathan currently is a board member of Peace First and was formerly an adjunct professor at the University of San Francisco. Jonathan received a BS and an MBA from Boston College and is a Chartered Financial Analyst Charterholder.

Other Accounts Managed by Portfolio Manager. This information is as of June 30, 2026.

	Type of Accounts	Total # of Accounts Managed	Total Assets ($mm)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance ($mm)

1. Jason Cipriani	Registered Investment Companies:	1	$13.8	1	$13.8
	Other Pooled Investment Vehicles:	19	$878.4	19	$878.4
	Other Accounts:	10	$475.4	3	$151.1
2. Jonathan Mandle	Registered Investment Companies:	1	$13.8	1	$13.8
	Other Pooled Investment Vehicles:	19	$878.4	19	$878.4
	Other Accounts:	10	$475.4	3	$151.1

Conflicts of Interest

The Investment Adviser, the Sub-Advisers, and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Adviser, the Sub-Advisers, or a Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Adviser and the Sub-Advisers seek to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Adviser, the Sub-Advisers, or a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Adviser and the Sub-Advisers have adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Adviser and Sub-Advisers have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation Structure of the Portfolio Managers

As of June 30, 2026 each Portfolio Manager is expected to be compensated through a combination of salary and bonus. Salary adjustments have historically been driven by cost-of-living changes, though salary adjustments may also be influenced by overall firm performance, including fund performance. Bonus determinations are expected to be tied, in part, to asset values or performance of the Fund given that it may influence overall profitability of the Investment Adviser and the Sub-Advisers.

Portfolio Managers’ Ownership of Shares. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of June 30, 2026.

Name of Portfolio Manager:	Dollar Range of Shares
Beneficially Owned by Portfolio Manager:
Jason Cipriani	None
Jonathan Mandle	None

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Registrant’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund has not engaged in security lending activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.  Exhibits.

(a) (1)	Code of ethics. Not applicable to semi-annual reports.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed. Not applicable.

(a) (3)	Certifications required pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(a) (5)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Callodine Specialty Income Fund

/s/ Jay Lyons
By: Jay Lyons
President & Principal Executive Officer
September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Jay Lyons
By: Jay Lyons
President & Principal Executive Officer
September 8, 2026

/s/ Madeline Arment
By: Madeline Arment
Treasurer & Principal Financial Officer
September 8, 2026